Derivative financial liability - current (Details 2) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	336,915	336,915	352,255
Granted			477,255
Exercised			(125,000)
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	157,495	157,495	157,495	157,495
Exercised		(15,340)
D A R A Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding		204	231	231
Lapsed		(27)
D A R A Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	138	138	138	138
Lapsed	(204)